UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04581

CORNERCAP GROUP OF FUNDS
The Peachtree, Suite 1700
1355 Peachtree Street NE
Atlanta, GA 30309

Atlantic Fund Services, LLC
Three Canal Plaza, Suite 600
Portland, ME 04101

Registrant’s telephone number, including area code: (404) 870-0700

Date of fiscal year end: March 31

Date of reporting period: October 1, 2018 – December 31, 2018

Item 1.  Schedule of Investments.

Schedule of Investments

CornerCap Balanced Fund	December 31, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCK (58.3%)
Aerospace & Defense (0.5%)
Northrop Grumman Corp.	705	$172,655

Auto Parts & Equipment (1.0%)
BorgWarner, Inc.	4,340	150,772
General Motors Co.	4,785	160,058
		310,830
Banks (5.2%)
Capital One Financial Corp.	2,270	171,589
Citigroup, Inc.	2,820	146,809
Citizens Financial Group, Inc.	6,095	181,204
Fifth Third Bancorp	7,030	165,416
Huntington Bancshares, Inc.	12,765	152,159
JPMorgan Chase & Co.	1,915	186,942
KeyCorp	11,615	171,670
State Street Corp.	2,820	177,858
SunTrust Banks, Inc.	3,005	151,572
Wells Fargo & Co.	3,945	181,786
		1,687,005
Biotechnology (1.7%)
Amgen, Inc.	950	184,936
Biogen, Inc. (a)	555	167,011
Regeneron Pharmaceuticals, Inc. (a)	535	199,823
		551,770
Building Materials (1.2%)
DR Horton, Inc.	4,695	162,729
PulteGroup, Inc.	8,150	211,818
		374,547
Chemicals (2.1%)
Celanese Corp., Class A	1,950	175,441
Eastman Chemical Co.	2,120	154,993
LyondellBasell Industries NV, Class A	1,930	160,499
Westlake Chemical Corp.	2,650	175,351
		666,284
Commercial Services (0.6%)
FleetCor Technologies, Inc. (a)	1,020	189,434

Computers (2.7%)
Cognizant Technology Solutions Corp., Class A	2,715	172,348
DXC Technology Co.	3,065	162,966

Quarterly Report | December 31, 2018	1

Schedule of Investments

CornerCap Balanced Fund	December 31, 2018 (Unaudited)

	Shares	Fair Value
Computers (2.7%) (continued)
Fidelity National Information Services, Inc.	1,890	$193,820
HP, Inc.	7,785	159,281
International Business Machines Corp.	1,660	188,692
		877,107
Diversified Financial Services (3.3%)
Alliance Data Systems Corp.	865	129,819
Ameriprise Financial, Inc.	1,380	144,031
Bank of America Corp.	7,060	173,958
E*TRADE Financial Corp.	3,825	167,841
Invesco, Ltd.	7,970	133,418
Morgan Stanley	4,315	171,090
Synchrony Financial	6,605	154,953
		1,075,110
Electric (1.9%)
Evergy, Inc.	3,495	198,411
Exelon Corp.	5,650	254,815
NextEra Energy, Inc.	960	166,867
		620,093
Entertainment (1.1%)
Las Vegas Sands Corp.	3,400	176,970
Royal Caribbean Cruises, Ltd.	1,815	177,489
		354,459
Food (2.1%)
General Mills, Inc.	4,525	176,203
Kellogg Co.	3,390	193,264
The J.M. Smucker Co.	1,930	180,436
Tyson Foods, Inc., Class A	2,400	128,160
		678,063
Forest Products & Paper (0.6%)
International Paper Co.	4,465	180,207

Healthcare Services (2.1%)
Centene Corp. (a)	1,470	169,491
Laboratory Corp. of America Holdings (a)	1,390	175,640
Quest Diagnostics, Inc.	2,175	181,112
Universal Health Services, Inc., Class B	1,355	157,939
		684,182
Insurance (3.5%)
Aflac, Inc.	4,030	183,607
Hartford Financial Services Group, Inc.	3,780	168,021
Lincoln National Corp.	2,900	148,799
Principal Financial Group, Inc.	3,570	157,687

2	www.cornercapfunds.com

Schedule of Investments

CornerCap Balanced Fund	December 31, 2018 (Unaudited)

	Shares	Fair Value
Insurance (3.5%) (continued)
Prudential Financial, Inc.	1,750	$142,712
The Allstate Corp.	2,090	172,697
Unum Group	5,410	158,946
		1,132,469
Machinery - Construction & Mining (0.7%)
Caterpillar, Inc.	1,650	209,666

Machinery - Diversified (0.5%)
Dover Corp.	2,385	169,216

Media (0.5%)
CBS Corp., Class B	3,395	148,429

Miscellaneous Manufacturing (2.7%)
Eaton Corp. PLC	2,880	197,741
Ingersoll-Rand PLC	1,870	170,600
Parker-Hannifin Corp.	1,150	171,511
Steel Dynamics, Inc.	4,745	142,540
WestRock Co.	4,655	175,773
		858,165
Oil & Gas (4.6%)
Chevron Corp.	1,625	176,784
ConocoPhillips	2,730	170,215
Devon Energy Corp.	6,660	150,116
Exxon Mobil Corp.	2,325	158,542
Marathon Petroleum Corp.	3,060	180,571
Occidental Petroleum Corp.	2,520	154,678
Phillips 66	1,980	170,577
UGI Corp.	3,235	172,587
Valero Energy Corp.	1,975	148,066
		1,482,136
Pharmaceuticals (3.0%)
AbbVie, Inc.	2,350	216,646
Bristol-Myers Squibb Co.	3,720	193,366
McKesson Corp.	1,570	173,438
Merck & Co., Inc.	2,550	194,846
Pfizer, Inc.	4,705	205,373
		983,669
Real Estate Investment Trusts (3.1%)
American Campus Communities, Inc. REIT	2,695	111,546
Douglas Emmett, Inc. REIT	2,815	96,076
Highwoods Properties, Inc. REIT	2,945	113,942

Quarterly Report | December 31, 2018	3

Schedule of Investments

CornerCap Balanced Fund	December 31, 2018 (Unaudited)

	Shares	Fair Value
Real Estate Investment Trusts (3.1%) (continued)
Mid-America Apartment Communities, Inc. REIT	1,310	$125,367
Park Hotels & Resorts, Inc. REIT	3,240	84,175
Regency Centers Corp. REIT	1,655	97,115
STORE Capital Corp. REIT	3,965	112,249
Welltower, Inc. REIT	1,765	122,509
W.P. Carey, Inc. REIT	2,090	136,561
		999,540
Retail (4.8%)
Altria Group, Inc.	3,420	168,914
CVS Health Corp.	2,860	187,387
eBay, Inc. (a)	6,860	192,560
Molson Coors Brewing Co., Class B	3,210	180,274
PVH Corp.	1,550	144,072
Target Corp.	2,580	170,512
The Gap, Inc.	6,585	169,630
The TJX Cos., Inc.	4,100	183,434
Walgreens Boots Alliance, Inc.	2,320	158,526
		1,555,309
Semiconductors (2.9%)
Applied Materials, Inc.	3,905	127,850
Broadcom, Inc.	965	245,380
Intel Corp.	4,225	198,279
ON Semiconductor Corp. (a)	11,520	190,195
Skyworks Solutions, Inc.	2,505	167,885
		929,589
Software (2.2%)
Akamai Technologies, Inc. (a)	3,000	183,240
Citrix Systems, Inc.	1,700	174,182
Electronic Arts, Inc. (a)	2,090	164,922
Oracle Corp.	4,330	195,499
		717,843
Telecommunications (2.7%)
AT&T, Inc.	6,005	171,383
Comcast Corp., Class A	5,510	187,615
Facebook, Inc., Class A (a)	1,265	165,829
Symantec Corp.	9,860	186,305
T-Mobile US, Inc. (a)	2,730	173,655
		884,787
Transportation (1.0%)
Cummins, Inc.	1,075	143,663

4	www.cornercapfunds.com

Schedule of Investments

CornerCap Balanced Fund	December 31, 2018 (Unaudited)

	Shares	Fair Value
Transportation (1.0%) (continued)
United Rentals, Inc. (a)	1,695	$173,788
		317,451
TOTAL COMMON STOCK (COST $20,090,897)		18,810,015

	Shares	Fair Value
EXCHANGE TRADED FUND (2.2%)
Invesco BulletShares 2020 High Yield Corporate Bond ETF	30,315	710,280

TOTAL EXCHANGE TRADED FUND (COST $747,276)		710,280

	Principal Amount	Fair Value
GOVERNMENT BOND (4.7%)
U.S. Treasury Inflation Indexed Bonds, 2.00%, 01/15/2026	$389,825	407,983
U.S. Treasury Inflation Indexed Note, 1.38%, 01/15/2020	293,942	290,484
U.S. Treasury Inflation Indexed Note, 0.13%, 01/15/2022	558,245	542,288
U.S. Treasury Inflation Indexed Note, 0.63%, 01/15/2024	271,293	266,735

TOTAL GOVERNMENT BOND (COST $1,543,271)		1,507,490

CORPORATE NON-CONVERTIBLE BONDS (32.7%)
Advertising (1.1%)
Omnicom Group, Inc., 4.45%, 08/15/2020	335,000	340,663

Auto Manufacturers (1.9%)
Ford Motor Co., 9.22%, 09/15/2021	275,000	304,792
General Motors Financial Co., Inc., 4.00%, 01/15/2025	325,000	304,026
		608,818
Banks (5.0%)
Bank of America Corp., MTN, 4.75%, 08/15/2020	250,000	253,435
JPMorgan Chase & Co., 6.30%, 04/23/2019	335,000	338,276
JPMorgan Chase & Co., 4.25%, 10/15/2020	400,000	407,132
JPMorgan Chase & Co., 3.88%, 09/10/2024	300,000	295,752
The Goldman Sachs Group, Inc., 5.75%, 01/24/2022	300,000	314,097
		1,608,692
Biotechnology (2.2%)
Biogen, Inc., 2.90%, 09/15/2020	365,000	362,648
Celgene Corp., 4.00%, 08/15/2023	360,000	361,615
		724,263
Diversified Financial Services (1.0%)
Fiserv, Inc., 4.75%, 06/15/2021	300,000	308,988

Electronics (2.6%)
Agilent Technologies, Inc., 5.00%, 07/15/2020	270,000	277,160

Quarterly Report | December 31, 2018	5

Schedule of Investments

CornerCap Balanced Fund	December 31, 2018 (Unaudited)

	Principal Amount	Fair Value
Electronics (2.6%) (continued)
Arrow Electronics, Inc., 5.13%, 03/01/2021	$310,000	$319,615
Avnet, Inc., 4.88%, 12/01/2022	250,000	255,331
		852,106
Household Products (1.2%)
Whirlpool Corp., 4.00%, 03/01/2024	375,000	374,287

Insurance (3.6%)
Humana, Inc., 2.63%, 10/01/2019	400,000	397,984
Humana, Inc., 2.50%, 12/15/2020	395,000	388,961
The Travelers Cos., Inc., 5.90%, 06/02/2019	150,000	151,872
WR Berkley Corp., 5.38%, 09/15/2020	230,000	236,805
		1,175,622
Miscellaneous Manufacturing (1.2%)
General Electric Co., 4.65%, 10/17/2021	400,000	401,182

Oil & Gas (1.1%)
Valero Energy Partners LP, 4.38%, 12/15/2026	370,000	364,031

Pharmaceuticals (3.0%)
Cardinal Health, Inc., 3.20%, 03/15/2023	320,000	308,788
Express Scripts Holding Co., 3.90%, 02/15/2022	640,000	642,922
		951,710
Real Estate Investment Trusts (0.9%)
Weyerhaeuser Co., 7.13%, 07/15/2023	250,000	284,189

Retail (4.2%)
CVS Health Corp., 4.13%, 05/15/2021	300,000	303,540
CVS Health Corp., 2.13%, 06/01/2021	350,000	338,583
Foot Locker, Inc., 8.50%, 01/15/2022	385,000	415,800
Walgreen Co., 3.10%, 09/15/2022	305,000	297,513
		1,355,436
Software (0.9%)
CA, Inc., 5.38%, 12/01/2019	300,000	303,863

Telecommunications (1.7%)
AT&T, Inc., 5.00%, 03/01/2021	255,000	263,662
eBay, Inc., 2.60%, 07/15/2022	300,000	290,003
		553,665
Transportation (1.1%)
Southwest Airlines Co., 2.65%, 11/05/2020	370,000	364,998

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Schedule of Investments

CornerCap Balanced Fund	December 31, 2018 (Unaudited)

	Principal Amount	Fair Value
TOTAL CORPORATE NON-CONVERTIBLE BONDS (COST $10,759,853)		$10,572,513

MUNICIPAL BONDS (0.5%)
Kansas (0.5%)
Johnson County Unified School District No. 232 de Soto GOB, 4.95%, 09/01/2019	150,000	152,109

TOTAL MUNICIPAL BONDS (COST $150,224)		152,109

	Shares	Fair Value
SHORT-TERM INVESTMENTS (1.1%)
Federated Treasury Obligations Money Market Fund, Institutional Shares, 2.28% (b)	366,994	366,994

TOTAL SHORT-TERM INVESTMENTS (COST $366,994)		366,994

INVESTMENTS, AT VALUE (COST $33,658,515)	99.5%	32,119,401

TOTAL ASSETS IN EXCESS OF OTHER LIABILITIES	0.5%	159,681

NET ASSETS	100.0%	$32,279,082

(a)	Non-income producing security.
(b)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2018.

Common Abbreviations:

ETF	Exchange Traded Fund

GOB	General Obligation Bond

LP	Limited Partnership

MTN	Medium Term Note

PLC	Public Limited Company

REIT	Real Estate Investment Trust

Quarterly Report | December 31, 2018	7

Schedule of Investments

CornerCap Small-Cap Value Fund	December 31, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCK (99.9%)
Auto Parts & Equipment (1.2%)
Dana, Inc.	34,400	$468,872
Modine Manufacturing Co. (a)	26,996	291,827
Tower International, Inc.	16,725	398,055
		1,158,754
Banks (15.9%)
Ameris Bancorp	12,765	404,268
Associated Banc-Corp.	20,860	412,819
BankUnited, Inc.	16,315	488,471
Bridge Bancorp, Inc.	17,035	434,222
Bryn Mawr Bank Corp.	12,245	421,228
Cadence BanCorp	19,465	326,623
Camden National Corp.	12,525	450,524
Cathay General Bancorp	13,475	451,817
ConnectOne Bancorp, Inc.	25,040	462,489
Enterprise Financial Services Corp.	12,650	476,019
Financial Institutions, Inc.	18,800	483,160
First Hawaiian, Inc.	22,015	495,558
FNB Corp.	41,915	412,444
Great Southern Bancorp, Inc.	9,240	425,317
Hancock Whitney Corp.	10,795	374,047
Home BancShares, Inc.	27,370	447,226
Horizon Bancorp	28,390	447,994
IBERIABANK Corp.	7,330	471,172
Independent Bank Corp.	23,780	499,856
LegacyTexas Financial Group, Inc.	13,300	426,797
Old Second Bancorp, Inc.	35,285	458,705
PacWest Bancorp	13,365	444,787
Pinnacle Financial Partners, Inc.	10,085	464,918
QCR Holdings, Inc.	14,570	467,551
Renasant Corp.	14,210	428,858
Simmons First National Corp., Class A	18,155	438,080
State Bank Financial Corp.	22,075	476,599
Sterling Bancorp, Inc.	41,835	290,753
Summit Financial Group, Inc.	21,760	420,186
Synovus Financial Corp.	14,545	465,295
TCF Financial Corp.	21,625	421,471
Texas Capital Bancshares, Inc. (a)	8,610	439,885
United Community Banks, Inc.	17,835	382,739
Valley National Bancorp	50,350	447,108
Western Alliance Bancorp. (a)	11,685	461,441
Wintrust Financial Corp.	7,015	466,427
		15,786,854

8	www.cornercapfunds.com

Schedule of Investments

CornerCap Small-Cap Value Fund	December 31, 2018 (Unaudited)

	Shares	Fair Value
Building Materials (3.3%)
Armstrong Flooring, Inc. (a)	35,135	$415,998
BMC Stock Holdings, Inc. (a)	29,270	453,100
Boise Cascade Co.	16,885	402,707
Continental Building Products, Inc. (a)	18,570	472,606
Global Brass & Copper Holdings, Inc.	16,995	427,424
KB Home	22,205	424,116
Masonite International Corp. (a)	9,485	425,213
NCI Building Systems, Inc. (a)	38,015	275,609
		3,296,773
Chemicals (2.6%)
Cabot Corp.	10,705	459,673
Huntsman Corp.	25,100	484,179
Kraton Corp. (a)	15,285	333,824
Minerals Technologies, Inc.	9,635	494,661
OMNOVA Solutions, Inc. (a)	69,707	510,952
Univar, Inc. (a)	19,420	344,511
		2,627,800
Coal Operations (1.8%)
Arch Coal, Inc., Class A	6,235	517,443
Hallador Energy Co.	67,310	341,262
Ramaco Resources, Inc. (a)	91,730	454,063
SunCoke Energy, Inc. (a)	53,315	455,843
		1,768,611
Commercial Services (6.2%)
ASGN, Inc. (a)	7,855	428,098
Emerald Expositions Events, Inc.	45,265	558,570
FTI Consulting, Inc. (a)	6,725	448,154
Heidrick & Struggles International, Inc.	14,455	450,851
HMS Holdings Corp. (a)	18,320	515,342
Korn/Ferry International	12,615	498,797
National Research Corp., Class A	11,442	436,398
Paylocity Holding Corp. (a)	7,075	425,986
Quanta Services, Inc.	15,160	456,316
SP Plus Corp. (a)	17,645	521,233
TrueBlue, Inc. (a)	22,935	510,304
UniFirst Corp.	3,360	480,715
Vectrus, Inc. (a)	21,830	471,091
		6,201,855
Computers (1.9%)
CommVault Systems, Inc. (a)	9,545	564,014

Quarterly Report | December 31, 2018	9

Schedule of Investments

CornerCap Small-Cap Value Fund	December 31, 2018 (Unaudited)

	Shares	Fair Value
Computers (1.9%) (continued)
Insight Enterprises, Inc. (a)	11,104	$452,488
Monotype Imaging Holdings, Inc.	27,755	430,758
Sykes Enterprises, Inc. (a)	19,380	479,267
		1,926,527
Distribution/Wholesale (1.7%)
Anixter International, Inc. (a)	8,155	442,898
Core-Mark Holding Co., Inc.	19,060	443,145
G-III Apparel Group, Ltd. (a)	12,875	359,084
WESCO International, Inc. (a)	9,560	458,880
		1,704,007
Diversified Financial Services (2.0%)
Artisan Partners Asset Management, Inc., Class A	15,825	349,891
Ashford, Inc. (a)	2,810	145,839
BGC Partners, Inc., Class A	37,835	195,607
Evercore, Inc., Class A	6,385	456,911
Moelis & Co., Class A	13,290	456,910
Victory Capital Holdings, Inc., Class A (a)	41,810	427,298
		2,032,456
Education (0.6%)
K12, Inc. (a)	23,015	570,542

Electric (1.6%)
Hawaiian Electric Industries, Inc.	12,080	442,370
NorthWestern Corp.	8,045	478,195
Portland General Electric Co.	9,525	436,721
Unitil Corp.	4,457	225,702
		1,582,988
Electrical Components & Equipment (3.0%)
Advanced Drainage Systems, Inc.	19,955	483,909
Atkore International Group, Inc. (a)	27,060	536,870
AVX Corp.	33,520	511,180
Jabil, Inc.	20,400	505,716
KEMET Corp.	26,380	462,705
Vishay Precision Group, Inc. (a)	16,226	490,512
		2,990,892
Electronics (1.9%)
Control4 Corp. (a)	24,915	438,504
Stoneridge, Inc. (a)	19,485	480,305
SYNNEX Corp.	6,708	542,275

10	www.cornercapfunds.com

Schedule of Investments

CornerCap Small-Cap Value Fund	December 31, 2018 (Unaudited)

	Shares	Fair Value
Electronics (1.9%) (continued)
Tech Data Corp. (a)	5,460	$446,683
		1,907,767
Energy (1.0%)
Clearway Energy, Inc., Class C	30,070	518,707
Generac Holdings, Inc. (a)	8,970	445,809
		964,516
Engineering & Construction (1.2%)
Green Brick Partners, Inc. (a)	57,065	413,150
Mistras Group, Inc. (a)	29,050	417,739
Sterling Construction Co., Inc. (a)	36,894	401,776
		1,232,665
Entertainment (0.9%)
Boyd Gaming Corp.	17,845	370,819
Lions Gate Entertainment Corp., Class A	30,555	491,936
		862,755
Food (0.9%)
Flowers Foods, Inc.	24,800	458,056
Ingles Markets, Inc., Class A	14,595	397,276
		855,332
Forest Products & Paper (1.0%)
Domtar Corp.	13,610	478,119
Verso Corp. (a)	20,760	465,024
		943,143
Hand & Machine Tools (1.0%)
Columbus McKinnon Corp.	16,105	485,404
Regal Beloit Corp.	7,035	492,802
		978,206
Healthcare Products (2.4%)
AngioDynamics, Inc. (a)	25,565	514,623
Integer Holdings Corp. (a)	7,400	564,324
Lantheus Holdings, Inc. (a)	29,240	457,606
Merit Medical Systems, Inc. (a)	8,480	473,269
Quidel Corp. (a)	7,875	384,458
		2,394,280
Healthcare Services (2.7%)
Amedisys, Inc. (a)	3,660	428,623
Charles River Laboratories International, Inc. (a)	4,400	497,992
MEDNAX, Inc. (a)	12,575	414,975
Medpace Holdings, Inc. (a)	9,440	499,659

Quarterly Report | December 31, 2018	11

Schedule of Investments

CornerCap Small-Cap Value Fund	December 31, 2018 (Unaudited)

	Shares	Fair Value
Healthcare Services (2.7%) (continued)
Select Medical Holdings Corp. (a)	25,865	$397,028
The Ensign Group, Inc.	10,350	401,476
		2,639,753
Home Builders (0.9%)
MDC Holdings, Inc.	18,035	506,964
Taylor Morrison Home Corp., Class A (a)	23,660	376,194
		883,158
Home Furnishings (0.4%)
La-Z-Boy, Inc.	16,040	444,468

Household Products (0.4%)
ACCO Brands Corp.	53,355	361,747

Insurance (4.0%)
Axis Capital Holdings, Ltd.	9,500	490,580
Essent Group, Ltd. (a)	14,445	493,730
FedNat Holding Co.	24,600	490,032
National General Holdings Corp.	27,765	672,191
Primerica, Inc.	4,505	440,184
Radian Group, Inc.	29,095	475,994
The Hanover Insurance Group, Inc.	4,260	497,440
Universal Insurance Holdings, Inc.	12,075	457,884
		4,018,035
Machinery - Construction & Mining (0.4%)
Oshkosh Corp.	7,150	438,366

Machinery - Diversified (1.7%)
Gardner Denver Holdings, Inc. (a)	21,550	440,698
Kennametal, Inc.	14,140	470,579
Milacron Holdings Corp. (a)	31,550	375,130
SPX FLOW, Inc. (a)	13,670	415,841
		1,702,248
Media (1.4%)
Gray Television, Inc. (a)	30,460	448,980
Nexstar Media Group, Inc., Class A	5,600	440,384
Sinclair Broadcast Group, Inc., Class A	17,700	466,218
		1,355,582
Metal Fabricate & Hardware (1.4%)
Commercial Metals Co.	27,655	443,033
Insteel Industries, Inc.	16,587	402,732

12	www.cornercapfunds.com

Schedule of Investments

CornerCap Small-Cap Value Fund	December 31, 2018 (Unaudited)

	Shares	Fair Value
Metal Fabricate & Hardware (1.4%) (continued)
The Timken Co.	13,615	$508,112
		1,353,877
Miscellaneous Manufacturing (4.2%)
EnPro Industries, Inc.	8,020	482,002
Fabrinet (a)	10,090	517,718
Federal Signal Corp.	22,440	446,556
Greif, Inc., Class A	10,585	392,809
Park-Ohio Holdings Corp.	14,270	437,946
Rexnord Corp. (a)	22,345	512,818
Silgan Holdings, Inc.	18,735	442,521
TriMas Corp. (a)	16,235	443,053
Trinseo SA	11,460	524,639
		4,200,062
Office Furnishings (0.9%)
Herman Miller, Inc.	14,880	450,120
Steelcase, Inc., Class A	31,815	471,816
		921,936
Oil & Gas (5.2%)
Carrizo Oil & Gas, Inc. (a)	19,035	214,905
CVR Energy, Inc.	13,075	450,826
Exterran Corp. (a)	19,820	350,814
Matrix Service Co. (a)	25,625	459,713
National Fuel Gas Co.	10,340	529,201
Newfield Exploration Co. (a)	23,590	345,829
Nine Energy Service, Inc. (a)	17,885	403,128
PBF Energy, Inc., Class A	16,040	524,027
SilverBow Resources, Inc. (a)	20,300	479,892
Southwest Gas Holdings, Inc.	6,990	534,735
Spire, Inc.	5,950	440,776
WPX Energy, Inc. (a)	40,220	456,497
		5,190,343
Pharmaceuticals (1.4%)
ANI Pharmaceuticals, Inc. (a)	8,630	388,523
Emergent BioSolutions, Inc. (a)	7,055	418,220
USANA Health Sciences, Inc. (a)	4,615	543,324
		1,350,067
Real Estate Investment Trusts (9.1%)
Apple Hospitality REIT, Inc.	26,940	384,164
Brandywine Realty Trust REIT	29,795	383,462
Chatham Lodging Trust REIT	21,470	379,590

Quarterly Report | December 31, 2018	13

Schedule of Investments

CornerCap Small-Cap Value Fund	December 31, 2018 (Unaudited)

	Shares	Fair Value
Real Estate Investment Trusts (9.1%) (continued)
CoreCivic, Inc. REIT	19,025	$339,216
EPR Properties REIT	5,960	381,619
Franklin Street Properties Corp. REIT	62,105	386,914
Getty Realty Corp. REIT	15,015	441,591
Gladstone Commercial Corp. REIT	21,965	393,613
Global Medical REIT, Inc.	43,200	384,048
Highwoods Properties, Inc. REIT	11,580	448,030
Hospitality Properties Trust REIT	16,145	385,543
InfraREIT, Inc. REIT	19,700	414,094
Lexington Realty Trust REIT	46,645	382,956
Monmouth Real Estate Investment Corp. REIT	30,535	378,634
National Storage Affiliates Trust REIT	16,250	429,975
Outfront Media, Inc. REIT	20,920	379,070
Piedmont Office Realty Trust, Inc., Class A REIT	26,825	457,098
PotlatchDeltic Corp. REIT	11,805	373,510
Rayonier, Inc. REIT	13,625	377,276
STAG Industrial, Inc. REIT	17,850	444,108
UMH Properties, Inc. REIT	32,185	381,070
Urban Edge Properties REIT	22,095	367,219
Urstadt Biddle Properties, Inc., Class A REIT	19,870	381,901
		9,074,701
Recreational Vehicles (0.9%)
Brunswick Corp.	10,200	473,790
MasterCraft Boat Holdings, Inc. (a)	19,950	373,065
		846,855
Retail (1.8%)
Citi Trends, Inc.	19,455	396,688
Clarus Corp.	47,745	483,179
Nu Skin Enterprises, Inc., Class A	8,225	504,439
World Fuel Services Corp.	18,195	389,555
		1,773,861
Savings & Loans (1.3%)
First Defiance Financial Corp.	17,560	430,396
FS Bancorp, Inc.	9,955	426,870
Washington Federal, Inc.	17,180	458,878
		1,316,144
Semiconductors (2.1%)
Diodes, Inc. (a)	15,580	502,611
Mellanox Technologies, Ltd. (a)	5,060	467,443
Nanometrics, Inc. (a)	18,610	508,611
Photronics, Inc. (a)	61,775	597,982
		2,076,647

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Schedule of Investments

CornerCap Small-Cap Value Fund	December 31, 2018 (Unaudited)

	Shares	Fair Value
Software (4.2%)
ACI Worldwide, Inc. (a)	18,780	$519,643
Donnelley Financial Solutions, Inc. (a)	30,850	432,825
j2 Global, Inc.	6,145	426,340
Nuance Communications, Inc. (a)	32,370	428,255
Progress Software Corp.	16,265	577,245
RealPage, Inc. (a)	11,115	535,632
SPS Commerce, Inc. (a)	8,100	667,278
Verint Systems, Inc. (a)	13,570	574,147
		4,161,365
Telecommunications (1.5%)
Extreme Networks, Inc. (a)	86,010	524,661
Telephone & Data Systems, Inc.	15,385	500,628
Zix Corp. (a)	82,225	471,149
		1,496,438
Transportation (1.5%)
Covenant Transportation Group, Inc., Class A (a)	22,215	426,528
McGrath RentCorp	9,135	470,270
Universal Logistics Holdings, Inc.	15,892	287,486
USA Truck, Inc. (a)	22,510	336,975
		1,521,259
Waste Management (0.4%)
Clean Harbors, Inc. (a)	7,965	393,073

TOTAL COMMON STOCK (COST $113,291,146)		99,306,708

INVESTMENTS, AT VALUE (COST $113,291,146)	99.9%	99,306,708

TOTAL ASSETS IN EXCESS OF OTHER LIABILITIES	0.1%	96,595

NET ASSETS	100.0%	$99,403,303

(a)	Non-income producing security.

Common Abbreviations:

REIT	Real Estate Investment Trust

Quarterly Report | December 31, 2018	15

Schedule of Investments

CornerCap Large/Mid-Cap Value Fund	December 31, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCK (98.1%)
Aerospace & Defense (1.8%)
Northrop Grumman Corp.	1,165	$285,309
United Technologies Corp.	2,555	272,056
		557,365
Auto Parts & Equipment (1.7%)
BorgWarner, Inc.	7,475	259,682
General Motors Co.	8,185	273,788
		533,470
Banks (9.6%)
Capital One Financial Corp.	3,405	257,384
Citigroup, Inc.	5,010	260,821
Citizens Financial Group, Inc.	9,095	270,394
Fifth Third Bancorp	11,455	269,536
Huntington Bancshares, Inc.	22,680	270,346
JPMorgan Chase & Co.	2,890	282,122
KeyCorp	19,060	281,707
Regions Financial Corp.	19,290	258,100
State Street Corp.	4,865	306,835
SunTrust Banks, Inc.	5,080	256,235
Wells Fargo & Co.	6,545	301,594
		3,015,074
Biotechnology (2.9%)
Amgen, Inc.	1,425	277,405
Biogen, Inc. (a)	1,005	302,425
Regeneron Pharmaceuticals, Inc. (a)	905	338,017
		917,847
Building Materials (1.8%)
DR Horton, Inc.	8,055	279,186
PulteGroup, Inc.	11,020	286,410
		565,596
Chemicals (3.0%)
Celanese Corp., Class A	2,970	267,211
Eastman Chemical Co.	2,805	205,073
LyondellBasell Industries NV, Class A	3,160	262,786
Westlake Chemical Corp.	3,105	205,458
		940,528
Commercial Services (0.9%)
FleetCor Technologies, Inc. (a)	1,525	283,223

Computers (4.5%)
Cognizant Technology Solutions Corp., Class A	4,780	303,434

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Schedule of Investments

CornerCap Large/Mid-Cap Value Fund	December 31, 2018 (Unaudited)

	Shares	Fair Value
Computers (4.5%) (continued)
DXC Technology Co.	3,915	$208,161
Fidelity National Information Services, Inc.	2,695	276,372
HP, Inc.	14,525	297,182
International Business Machines Corp.	2,775	315,434
		1,400,583
Diversified Financial Services (5.8%)
Alliance Data Systems Corp.	1,490	223,619
Ameriprise Financial, Inc.	2,205	230,136
Bank of America Corp.	11,775	290,136
E*TRADE Financial Corp.	6,315	277,102
Invesco, Ltd.	13,780	230,677
Morgan Stanley	7,800	309,270
Synchrony Financial	10,305	241,756
		1,802,696
Electric (2.7%)
Evergy, Inc.	4,770	270,793
Exelon Corp.	6,040	272,404
NextEra Energy, Inc.	1,710	297,232
		840,429
Entertainment (1.9%)
Las Vegas Sands Corp.	5,990	311,779
Royal Caribbean Cruises, Ltd.	3,030	296,304
		608,083
Food (3.4%)
General Mills, Inc.	8,035	312,883
Kellogg Co.	4,730	269,657
The J.M. Smucker Co.	2,390	223,441
Tyson Foods, Inc., Class A	5,075	271,005
		1,076,986
Forest Products & Paper (0.8%)
International Paper Co.	6,450	260,322

Healthcare Services (3.4%)
Centene Corp. (a)	2,375	273,837
Laboratory Corp. of America Holdings (a)	2,000	252,720
Quest Diagnostics, Inc.	3,340	278,122
Universal Health Services, Inc., Class B	2,275	265,174
		1,069,853
Insurance (6.4%)
Aflac, Inc.	7,010	319,376
Hartford Financial Services Group, Inc.	6,495	288,703
Lincoln National Corp.	5,295	271,686

Quarterly Report | December 31, 2018	17

Schedule of Investments

CornerCap Large/Mid-Cap Value Fund	December 31, 2018 (Unaudited)

	Shares	Fair Value
Insurance (6.4%) (continued)
Principal Financial Group, Inc.	6,120	$270,320
Prudential Financial, Inc.	3,250	265,038
The Allstate Corp.	3,615	298,708
Unum Group	9,680	284,398
		1,998,229
Machinery - Construction & Mining (1.0%)
Caterpillar, Inc.	2,500	317,675

Machinery - Diversified (0.9%)
Dover Corp.	3,855	273,512

Media (0.8%)
CBS Corp., Class B	5,635	246,362

Miscellaneous Manufacturing (4.2%)
Eaton Corp. PLC	4,090	280,819
Ingersoll-Rand PLC	3,390	309,270
Parker-Hannifin Corp.	1,865	278,146
Steel Dynamics, Inc.	6,615	198,715
WestRock Co.	6,470	244,307
		1,311,257
Oil & Gas (7.6%)
Chevron Corp.	2,845	309,508
ConocoPhillips	4,720	294,292
Devon Energy Corp.	10,785	243,094
Exxon Mobil Corp.	3,763	256,599
Marathon Petroleum Corp.	4,205	248,137
Occidental Petroleum Corp.	4,750	291,555
Phillips 66	2,975	256,296
UGI Corp.	5,385	287,290
Valero Energy Corp.	2,685	201,294
		2,388,065
Pharmaceuticals (4.6%)
AbbVie, Inc.	3,010	277,492
Bristol-Myers Squibb Co.	5,930	308,242
McKesson Corp.	2,305	254,633
Merck & Co., Inc.	4,310	329,327
Pfizer, Inc.	6,315	275,650
		1,445,344
Real Estate Investment Trusts (4.8%)
American Campus Communities, Inc. REIT	4,220	174,666
Douglas Emmett, Inc. REIT	4,615	157,510

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Schedule of Investments

CornerCap Large/Mid-Cap Value Fund	December 31, 2018 (Unaudited)

	Shares	Fair Value
Real Estate Investment Trusts (4.8%) (continued)
Highwoods Properties, Inc. REIT	4,045	$156,501
Mid-America Apartment Communities, Inc. REIT	1,955	187,093
Park Hotels & Resorts, Inc. REIT	5,165	134,187
Regency Centers Corp. REIT	2,750	161,370
STORE Capital Corp. REIT	6,715	190,102
Welltower, Inc. REIT	2,505	173,872
W.P. Carey, Inc. REIT	2,565	167,597
		1,502,898
Retail (8.9%)
Altria Group, Inc.	5,705	281,770
Best Buy Co., Inc.	5,205	275,657
CVS Health Corp.	3,925	257,166
eBay, Inc. (a)	11,920	334,595
Molson Coors Brewing Co., Class B	5,655	317,585
PVH Corp.	2,615	243,064
Target Corp.	4,380	289,474
The Gap, Inc.	11,690	301,134
The TJX Cos., Inc.	5,710	255,465
Walgreens Boots Alliance, Inc.	3,525	240,863
		2,796,773
Semiconductors (4.4%)
Applied Materials, Inc.	6,115	200,205
Broadcom, Inc.	1,095	278,436
Intel Corp.	5,960	279,703
ON Semiconductor Corp. (a)	20,280	334,823
Skyworks Solutions, Inc.	4,055	271,766
		1,364,933
Software (3.8%)
Akamai Technologies, Inc. (a)	5,275	322,197
Citrix Systems, Inc.	2,815	288,425
Electronic Arts, Inc. (a)	3,470	273,818
Oracle Corp.	6,790	306,568
		1,191,008
Telecommunications (4.9%)
AT&T, Inc.	10,935	312,085
Comcast Corp., Class A	8,820	300,321
Facebook, Inc., Class A (a)	2,220	291,020
Symantec Corp.	16,460	311,011
T-Mobile US, Inc. (a)	4,880	310,417
		1,524,854
Transportation (1.6%)
Cummins, Inc.	1,610	215,161

Quarterly Report | December 31, 2018	19

Schedule of Investments

CornerCap Large/Mid-Cap Value Fund	December 31, 2018 (Unaudited)

	Shares	Fair Value
Transportation (1.6%) (continued)
United Rentals, Inc. (a)	2,925	$299,900
		515,061
TOTAL COMMON STOCK (COST $33,388,637)		30,748,026

	Shares	Fair Value
SHORT-TERM INVESTMENTS (1.9%)
Federated Treasury Obligations Money Market Fund, Institutional Shares, 2.28% (b)	612,368	612,368

TOTAL SHORT-TERM INVESTMENTS (COST $612,368)		612,368

INVESTMENTS, AT VALUE (COST $34,001,005)	100.0%	31,360,394

TOTAL LIABILITIES IN EXCESS OF OTHER ASSETS	0.0%	(15,491)

NET ASSETS	100.0%	$31,344,903

(a)	Non-income producing security.

(b)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2018.

Common Abbreviations:

PLC	Public Limited Company

REIT	Real Estate Investment Trust

20	www.cornercapfunds.com

Schedule of Investments

December 31, 2018 (Unaudited)

1. ORGANIZATION

The CornerCap Group of Funds was organized on January 6, 1986 as a Massachusetts Business Trust (the “Trust”) and is registered under the Investment Company Act of 1940 as a diversified open-end management investment company. The Trust currently consists of the following three series (each, a “Fund” and, together, the “Funds”): CornerCap Balanced Fund, CornerCap Large/Mid-Cap Value Fund and CornerCap Small-Cap Value Fund. CornerCap Balanced Fund and CornerCap Large/Mid-Cap Value Fund currently offer Investor Shares and CornerCap Small-Cap Value Fund currently offers Investor Shares and Institutional Shares.

The investment objective of the CornerCap Balanced Fund is long-term capital appreciation and current income. CornerCap Small-Cap Value Fund’s investment objective is long-term capital appreciation with a secondary objective of generating income from dividends or interest on securities, whereas the CornerCap Large/Mid-Cap Value Fund’s investment objective is long-term capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services – Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Accounting Estimates – In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure for contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Security Valuation – Portfolio securities including common stocks, corporate bonds, municipal bonds, exchange traded funds (ETFs), and U.S. Government and Agency obligations that are listed on national securities exchanges or the NASDAQ National Market System are valued at the last sale price or official close as of 4:00 p.m. Eastern time or, in the absence of recorded sales, at the closing bid price on such exchanges or such system. Based on obtaining active market quotes, common stocks and exchange traded funds are classified as Level 1 of the fair value hierarchy. Corporate bonds, municipal bonds, certificates of deposit and U.S. Government and Agency obligations are classified as Level 2 of the fair value hierarchy, and are priced based upon valuations provided by a recognized independent, third party pricing agent. Third-party pricing agents value these securities by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings, and developments relating to specific securities in arriving at valuations. Unlisted securities that are not included on such exchanges or systems are valued at the quoted bid prices on the over-the counter market. Shares of a registered investment company, including money market funds, that are not traded on an exchange are valued at that investment company’s net asset value per share and are classified as Level 1 within the fair value hierarchy. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Adviser under procedures established

Quarterly Report | December 31, 2018	21

Schedule of Investments

December 31, 2018 (Unaudited)

by and under the general supervision and responsibility of the Funds’ Board of Trustees and will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments.

Security Transactions, Investment Income and Other – Security transactions are recorded on the trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Withholding taxes on foreign dividends have been provided in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Discounts and premiums on securities purchased are amortized over the lives of the respective securities, using the effective interest method. In the event of a security in default, a portion of interest receivable that was once recognized as interest income is written off and treated as a reduction of interest income.

REITs – Each Fund has made certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REIT’s taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Each Fund may include the gross dividends from such REITs in income or may utilize estimates of any potential REIT dividend reclassifications in each Fund’s annual distributions to shareholders and, accordingly, a portion of each Fund’s distributions may be designated as a return of capital, require reclassification, or be under distributed on an excise basis and subject to excise tax. Any reclassifications are treated as permanent book to tax differences and are reclassified within the components of net assets on the Statement of Assets and Liabilities, rather than reclassifying such amounts on the Statement of Operations.

Federal Income Taxes – For Federal income tax purposes, the Funds currently qualify, and intend to remain qualified, as regulated investment companies (“RICs”) under the provisions of Subchapter M of the Internal Revenue Code of 1986 (“Code”), as amended, by complying with the requirements applicable to RICs and by distributing their investment company taxable net income including any excess realized gain which has not been offset by capital loss carryforwards, if any, to their shareholders. Accordingly, no provision for federal income or excise taxes has been made. As of and during the period ended December 31, 2018, the Funds did not have a liability for any unrecognized tax benefits. The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.

Distributions to Shareholders – Distributions from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gains distributions are determined in accordance with income tax regulations, which may differ from GAAP. Distributions to shareholders are recorded on the ex-dividend date.

Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each Fund. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective Funds in an equitable manner.

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Schedule of Investments

December 31, 2018 (Unaudited)

CornerCap Small-Cap Value Fund’s class specific expenses are charged to the operations of that class of shares. Income and expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on the class’ respective net assets to the total net assets of the Fund.

Fair Value Measurements – A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 – Significant unobservable prices or inputs (including each Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of investments based on the inputs used to value the Funds’ investments as of December 31, 2018:

Quarterly Report | December 31, 2018	23

Schedule of Investments

December 31, 2018 (Unaudited)

CornerCap Balanced Fund:

	Valuation Inputs
Investments at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$18,810,015	$–	$–	$18,810,015
Exchange Traded Fund	710,280	–	–	710,280
Government Bond	–	1,507,490	–	1,507,490
Corporate Non-Convertible Bonds	–	10,572,513	–	10,572,513
Municipal Bonds	–	152,109	–	152,109
Short-Term Investments	366,994	–	–	366,994
Total	$19,887,289	$12,232,112	$–	$32,119,401

CornerCap Small-Cap Value Fund:

	Valuation Inputs
Investments at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$99,306,708	$–	$–	$99,306,708
Total	$99,306,708	$–	$–	$99,306,708

CornerCap Large/Mid-Cap Value Fund:

	Valuation Inputs
Investments at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$30,748,026	$–	$–	$30,748,026
Short-Term Investments	612,368	–	–	612,368
Total	$31,360,394	$–	$–	$31,360,394

*	See Schedule of Investments for industry classification

The Funds recognize transfers between levels as of the beginning of the annual period in which the transfer occurred. There were no transfers into or out of Levels 1 and 2 during the period ended December 31, 2018.

For the period ended December 31, 2018, the Funds did not have significant unobservable inputs (Level 3) used in determining fair value of any investments. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable. The Funds did not hold any derivative instruments at any time during the period.

24	www.cornercapfunds.com